Goodwill and acquisitions - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2026	Dec. 31, 2023	Dec. 31, 2021
Disclosure of detail information about goodwill [Line Items]
Percentage of reasonably possible decrease in unobservable input, entity's own equity instruments		5.00%
Construction division [Member] | Budimex S.A [Member]
Disclosure of detail information about goodwill [Line Items]
Percentage of the goodwill impairment test over its carring amount			1086.00%
Carring amount of the investment	€ 8.91		€ 156,000,000
Carrying amount acquisition	€ 141,000,000
Construction division [Member] | Webber [Member]
Disclosure of detail information about goodwill [Line Items]
Percentage of the goodwill impairment test over its carring amount	245.00%		174.00%
Carring amount of the investment	€ 395,000,000		€ 362,000,000
Percentage of the adquisition	8.60%
Rate before taxes used to discount the flows goodwill impairment test	9.90%
Toll roads division [Member] | I66 Express mobility partners hold LLC [Member]
Disclosure of detail information about goodwill [Line Items]
Percentage of the goodwill impairment test over its carring amount	13.00%		20.00%	5.704%
Carring amount of the investment	€ 2,281,000,000		€ 1,971,000,000
Rate before taxes used to discount the flows goodwill impairment test	9.50%
Rate used to discount the flows goodwill impairment test	8.50%
Energy and mobility infrastructures division [Member] | Power transmission services chile [Member]
Disclosure of detail information about goodwill [Line Items]
Percentage of the goodwill impairment test over its carring amount			79.00%
Carring amount of the investment	€ 38,000,000		€ 34,000,000
Rate before taxes used to discount the flows goodwill impairment test	10.10%
Rate used to discount the flows goodwill impairment test	9.90%
Percentage of the share price over its carring amount impairment test	57.00%
Energy and mobility infrastructures division [Member] | Mining services Chile
Disclosure of detail information about goodwill [Line Items]
Percentage of the goodwill impairment test over its carring amount	141.00%
Carring amount of the investment	€ 29,000,000		€ 16,000,000
Percentage of the adquisition			12.00%
Rate before taxes used to discount the flows goodwill impairment test	18.60%
Rate used to discount the flows goodwill impairment test	14.70%
Airports division [Member] | Dalaman international airport [Member]
Disclosure of detail information about goodwill [Line Items]
Percentage of the goodwill impairment test over its carring amount	24.00%		26.00%
Carring amount of the investment	€ 180,000,000		€ 146,000,000
Rate before taxes used to discount the flows goodwill impairment test	12.70%
Rate used to discount the flows goodwill impairment test	10.20%